Leases - Summary of Future Lease Payments under Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Lessee Disclosure [Abstract]
Operating Lease, 2021	¥ 206,475	$ 31,644
Operating Lease, 2022	200,204	30,683
Operating Lease, 2023	145,255	22,261
Operating Lease, 2024	78,449	12,023
Operating Lease, 2025	74,624	11,437
Operating Lease, Thereafter	526,434	80,678
Operating Lease, Total future lease payments	1,231,441	188,726
Operating Lease, Less: Imputed interest	(262,458)	(40,223)
Operating Lease, Total lease liability balance	968,983	148,503
Finance Lease, 2021	14,052	2,154
Finance Lease, 2022	14,052	2,154
Finance Lease, 2023	3,579	549
Finance Lease, 2024	0	0
Finance Lease, 2025	0	0
Finance Lease, Thereafter	0	0
Finance Lease, Total future lease payments	31,683	4,857
Finance Lease, Less: Imputed interest	(2,403)	(370)
Finance Lease, Total lease liability balance	¥ 29,280	$ 4,487	¥ 17,032